Transfers of financial assets and variable interest entities (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,297	1,132
Weighted-average life, in years	5 years 4 months 26 days	6 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	(20.7)	(25.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(40.6)	(50.0)
Impact on fair value from 10% adverse change in expected credit losses	(9.8)	(10.9)
Impact on fair value from 20% adverse change in expected credit losses	(19.6)	(21.5)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.40%	1.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.20%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	24.40%	37.10%
Expected credit losses rate (rate per annum), in % (as a percent)	23.60%	36.60%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	8	26
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,761	2,354
Weighted-average life, in years	8 years 6 months 1 day	8 years 7 months 7 days
Impact on fair value from 10% adverse change in prepayment speed	(31.0)	(26.6)
Impact on fair value from 20% adverse change in prepayment speed	(61.0)	(48.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(57.3)	(65.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(111.5)	(124.9)
Impact on fair value from 10% adverse change in expected credit losses	(34.3)	(42.2)
Impact on fair value from 20% adverse change in expected credit losses	(67.3)	(79.6)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.30%	1.00%
Cash flow discount rate per annum, in % (as a percent)	1.80%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	1.30%	0.10%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	35.00%	23.50%
Cash flow discount rate per annum, in % (as a percent)	39.60%	22.40%
Expected credit losses rate (rate per annum), in % (as a percent)	38.40%	17.30%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	350	359
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	204	284
Weighted-average life, in years	4 years 8 months 12 days	3 years 8 months 11 days
Impact on fair value from 10% adverse change in cash flow discount rate	(2.8)	(2.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(5.5)	(4.9)
Impact on fair value from 10% adverse change in expected credit losses	(0.9)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	(1.7)	(0.7)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.20%	1.00%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	0.70%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	23.10%
Expected credit losses rate (rate per annum), in % (as a percent)	9.70%	21.00%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	157	204